Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Raw materials	$ 1,566	$ 704
Work in progress	356	457
Finished goods	935	794
Total	$ 2,857	$ 1,955